Retirement Benefits (Obligations and Funded Status) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Change in benefit obligation:
Defined Benefit Plan, Recognized Net Gain (Loss) Due to Settlements	$ 0	$ 0
Change in plan assets:
Defined Benefit Plan, Recognized Net Gain (Loss) Due to Settlements	0	0
Pension Benefits
Change in benefit obligation:
Defined Benefit Plan, Interest Cost	3	25
Change in plan assets:
Defined Benefit Plan, Fair Value of Plan Assets	15
Defined Benefit Plan, Fair Value of Plan Assets	12	15
Other Postretirement Benefits
Change in benefit obligation:
Defined Benefit Plan, Benefit Obligation	181	203
Defined Benefit Plan, Interest Cost	4	4
Defined Benefit Plan, Plan Amendments	0	0
Defined Benefit Plan, Benefits Paid	(21)	(20)
Defined Benefit Plan, Actuarial Gain (Loss)	2	(6)
Defined Benefit Plan, Benefit Obligation	166	181
Change in plan assets:
Defined Benefit Plan, Fair Value of Plan Assets	261	272
Defined Benefit Plan, Actual Return on Plan Assets	6	0
Defined Benefit Plan, Contributions by Employer	10	9
Defined Benefit Plan, Benefits Paid	(21)	(20)
Defined Benefit Plan, Fair Value of Plan Assets	256	261
Defined Benefit Plan, Funded Status of Plan	(90)	(80)
Amounts recognized in the consolidated balance sheets consist of:
Defined Benefit Plan, Assets for Plan Benefits, Noncurrent	114	103
Pension and Other Postretirement Defined Benefit Plans, Current Liabilities	(2)	(2)
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent	(23)	(22)
Defined Benefit Plan, Amounts Recognized in Balance Sheet	89	79
Amounts recognized in accumulated other comprehensive loss (pre-tax basis) consist of:
Defined Benefit Plan, Amounts Recognized in Other Comprehensive Income (Loss), Net Actuarial Gain (Loss), before Tax	(13)	(18)
Other Comprehensive (Income) Loss, Pension and Other Postretirement Benefit Plans, Net Prior Service Cost (Credit) Arising During Period, before Tax	15	16
Other Comprehensive (Income) Loss, Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax	2	(2)
Funded Plans [Member]
Change in benefit obligation:
Defined Benefit Plan, Recognized Net Gain (Loss) Due to Settlements	0
Change in plan assets:
Defined Benefit Plan, Recognized Net Gain (Loss) Due to Settlements	0
Funded Plans [Member] | Pension Benefits
Change in benefit obligation:
Defined Benefit Plan, Benefit Obligation	20	718
Defined Benefit Plan, Interest Cost	1	23
Defined Benefit Plan, Plan Amendments	0	0
Defined Benefit Plan, Benefits Paid	(1)	(46)
Defined Benefit Plan, Actuarial Gain (Loss)	(2)	16
Defined Benefit Plan, Recognized Net Gain (Loss) Due to Settlements		(691)
Defined Benefit Plan, Benefit Obligation	18	20
Change in plan assets:
Defined Benefit Plan, Fair Value of Plan Assets	15	598
Defined Benefit Plan, Actual Return on Plan Assets	(2)	16
Defined Benefit Plan, Contributions by Employer	0	138
Defined Benefit Plan, Benefits Paid	(1)	(46)
Defined Benefit Plan, Recognized Net Gain (Loss) Due to Settlements		(691)
Defined Benefit Plan, Fair Value of Plan Assets	12	15
Defined Benefit Plan, Funded Status of Plan	6	5
Amounts recognized in the consolidated balance sheets consist of:
Defined Benefit Plan, Assets for Plan Benefits, Noncurrent	0	0
Pension and Other Postretirement Defined Benefit Plans, Current Liabilities	0	0
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent	(6)	(5)
Defined Benefit Plan, Amounts Recognized in Balance Sheet	(6)	(5)
Amounts recognized in accumulated other comprehensive loss (pre-tax basis) consist of:
Defined Benefit Plan, Amounts Recognized in Other Comprehensive Income (Loss), Net Actuarial Gain (Loss), before Tax	0	2
Other Comprehensive (Income) Loss, Pension and Other Postretirement Benefit Plans, Net Prior Service Cost (Credit) Arising During Period, before Tax	0	0
Other Comprehensive (Income) Loss, Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax	0	2
Unfunded Plans [Member]
Change in benefit obligation:
Defined Benefit Plan, Recognized Net Gain (Loss) Due to Settlements	0	0
Change in plan assets:
Defined Benefit Plan, Recognized Net Gain (Loss) Due to Settlements	0	0
Unfunded Plans [Member] | Pension Benefits
Change in benefit obligation:
Defined Benefit Plan, Benefit Obligation	57	65
Defined Benefit Plan, Interest Cost	2	2
Defined Benefit Plan, Plan Amendments	0	0
Defined Benefit Plan, Benefits Paid	(7)	(8)
Defined Benefit Plan, Actuarial Gain (Loss)	(1)	(2)
Defined Benefit Plan, Benefit Obligation	51	57
Change in plan assets:
Defined Benefit Plan, Benefits Paid	(7)	(8)
Defined Benefit Plan, Funded Status of Plan	51	57
Amounts recognized in the consolidated balance sheets consist of:
Defined Benefit Plan, Assets for Plan Benefits, Noncurrent	0	0
Pension and Other Postretirement Defined Benefit Plans, Current Liabilities	(7)	(9)
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent	(44)	(48)
Defined Benefit Plan, Amounts Recognized in Balance Sheet	(51)	(57)
Amounts recognized in accumulated other comprehensive loss (pre-tax basis) consist of:
Defined Benefit Plan, Amounts Recognized in Other Comprehensive Income (Loss), Net Actuarial Gain (Loss), before Tax	0	4
Other Comprehensive (Income) Loss, Pension and Other Postretirement Benefit Plans, Net Prior Service Cost (Credit) Arising During Period, before Tax	0	0
Other Comprehensive (Income) Loss, Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax	0	4
Change in Plan Assets [Member] | Unfunded Plans [Member]
Change in benefit obligation:
Defined Benefit Plan, Recognized Net Gain (Loss) Due to Settlements	0	0
Change in plan assets:
Defined Benefit Plan, Recognized Net Gain (Loss) Due to Settlements	0	0
Change in Plan Assets [Member] | Unfunded Plans [Member] | Pension Benefits
Change in benefit obligation:
Defined Benefit Plan, Benefits Paid	0	0
Change in plan assets:
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Defined Benefit Plan, Actual Return on Plan Assets	0	0
Defined Benefit Plan, Contributions by Employer	0	0
Defined Benefit Plan, Benefits Paid	0	0
Defined Benefit Plan, Fair Value of Plan Assets	$ 0	$ 0